SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, equipment and software

Category	Estimated useful lives
Electronic equipment	3-5 years
Leasehold improvement	Shorter of lease term or estimated useful life of the assets
Furniture and fixtures	5 years
Motor vehicles	3-5 years
Software	5 years

Schedule of intangible assets

Category	Estimated useful lives
Domains	10 years
Non-compete agreements	6 years
Trademarks	3 years
Database	3 years